23. Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Operating Profit Before Tax	R$ 9,663,975	R$ 22,273,149	R$ 15,909,771
Income tax	R$ (3,786,778)	R$ 5,641,699	R$ 3,109,853
Effective tax rate	(39.18%)	25.33%	19.55%